Offerings - Offering: 1	May 04, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares, no par value per share
Maximum Aggregate Offering Price	$ 350,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 48,335
Offering Note	The maximum aggregate offering price is being used to calculate the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). In accordance with Rule 456(b) and Rule 457(r) under the Securities Act, the registrant initially deferred payment of all of the registration fee for the Registration Statement on Form S-3ASR (File No. 333-295531) filed by the registrant on May 4, 2026.